Share Purchase Warrants (Details) - Schedule of share purchase warrants - $ / shares	12 Months Ended
	Oct. 31, 2022		Oct. 31, 2021
Schedule Of Share Purchase Warrants Abstract
Number of warrants, Balance beginning	526,666
Weighted average exercise price, Balance beginning (in Dollars per share)	$ 21.84
Number of warrants, Issued	66,245	[1]	526,666	[2]
Weighted average exercise price, Issued	60	[1]	21.84	[2]
Number of warrants, Balance ending	592,911		526,666
Weighted average exercise price, Balance ending (in Dollars per share)	$ 26.1		$ 21.84

[1]	On February 14, 2022, the Company completed the Medigus Agreement, whereby the Company issued a total of 66,245 units to Medigus in consideration for $953,925 (US$750,000) (“Cash Financing”) and 416,667 common shares of Medigus (“Share Exchange”). Each unit was comprised of one common share and one warrant, with each warrant exercisable at $60.00 per common share for a period of 18 months.
[2]	On April 22, 2021, the Company issued 250,000 warrants for proceeds of $375,000. Each warrant is exercisable into one common share at $4.50 per share expiring on April 22, 2024. In connection with this private placement, the Company paid a finder’s fee of $33,000.